Fair Value Measurements - Summary of Liabilities Measured Fair Value on Recurring Basis (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Warrant Liability	$ 87,603
Total derivative liabilities	$ 87,603
Fair Value, Inputs, Level 1 [Member]
Warrant Liability
Total derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Warrant Liability
Total derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Warrant Liability	$ 87,603
Total derivative liabilities	$ 87,603